DEBT AND CREDIT AGREEMENTS - Summary of Principal Repayments, Interest Payments and Related Weighted Average Interest Rates (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Long-Term Debt Principal Repayments
Year 1	$ 925
Year 2	0
Year 3	750
Year 4	1,100
Year 5	800
During 5 years	3,575
Years 6-10	5,760
Thereafter	9,285
Total	18,620
Interest Payments	$ 11,432
Weighted Average Interest Rate (as a percent)	4.30%
Year 1
Long-Term Debt Principal Repayments
Interest Payments	$ 786
Weighted Average Interest Rate (as a percent)	2.80%
Year 2
Long-Term Debt Principal Repayments
Interest Payments	$ 769
Weighted Average Interest Rate (as a percent)	0.00%
Year 3
Long-Term Debt Principal Repayments
Interest Payments	$ 751
Weighted Average Interest Rate (as a percent)	4.90%
Year 4
Long-Term Debt Principal Repayments
Interest Payments	$ 724
Weighted Average Interest Rate (as a percent)	3.50%
Year 5
Long-Term Debt Principal Repayments
Interest Payments	$ 675
Weighted Average Interest Rate (as a percent)	4.80%
5 Years, Total
Long-Term Debt Principal Repayments
Interest Payments	$ 3,705
Weighted Average Interest Rate (as a percent)	3.90%
Years 6-10
Long-Term Debt Principal Repayments
Interest Payments	$ 2,800
Weighted Average Interest Rate (as a percent)	4.20%
Thereafter
Long-Term Debt Principal Repayments
Interest Payments	$ 4,927
Weighted Average Interest Rate (as a percent)	4.50%